Notes to the consolidated statements of income - Other operating income and expense (Details) € in Thousands, $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)
Other operating income and expense
Foreign exchange gains			€ 42,756	€ 72,539	€ 168,737	€ 267,691
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments			638	3,220	26,212	25,036
Revaluation of certain investments			1,382		16,350
Other			19,836	82,265	46,614	104,541
Other operating income			64,612	158,024	257,913	397,268
Foreign exchange losses			39,691	82,013	194,105	284,399
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments			1,479	199	20,148	20,703
Revaluation of certain investments				989		79,372
Expenses from strategic transactions and programs			66,460	90,696	181,913	94,392
Other			37,555	41,463	76,560	83,823
Other operating expense			€ 145,185	€ 215,360	€ 472,726	562,689
NewCo
Other operating income and expense
Impairment on long-lived assets transferred to acquiree after business combination						€ 66,763	$ 71,025
NewCo | Acumen Physician Solutions, LLC
Other operating income and expense
Working capital transferred to acquiree after business combination	€ 1,845	$ 1,824